CONSOLIDATED STATEMENT OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) ¥ / $	USD ($) ¥ / $		Share capital [member] CNY (¥)	Share capital [member] USD ($)	[1]	Share premium [member] CNY (¥)	Share premium [member] USD ($)	[1]	Statutory surplus reserve [member] CNY (¥)	Statutory surplus reserve [member] USD ($)	[1]	Discretionary surplus reserve [member] CNY (¥)	Discretionary surplus reserve [member] USD ($)	[1]	Other reserves [member] CNY (¥)	Other reserves [member] USD ($)	[1]	Retained earnings [member] CNY (¥)	Retained earnings [member] USD ($)	[1]	Total [member] CNY (¥)	Total [member] USD ($)	[1]	Non-controlling interests [member] CNY (¥)	Non-controlling interests [member] USD ($)	[1]
Special reserve - Safety Production Fund (Note 24)																¥ 0
Balance at beginning of year at Dec. 31, 2017	¥ 28,607,408			¥ 7,083,537			¥ 11,562,738			¥ 2,618,549			¥ 304,059			181,941			¥ 6,884,180			¥ 28,635,004			¥ (27,596)
Total comprehensive income for the year, net of tax	779,034			0			0			0			0			0			784,059			784,059			(5,025)
Profit for the year	779,034			0			0			0			0			0			784,059			784,059			(5,025)
Other comprehensive income	0			0			0			0			0			0			0			0			0
Appropriation	0			0			0			0			0			242,456			(242,456)			0			0
Utilization	0			0			0			0			0			(242,456)			242,456			0			0
Appropriations from retained earnings (Note 24)	0			0			0			83,612			0			0			(83,612)			0			0
Disposal of subsidiaries	(3,430)			0			(81)			0			0			0			0			(81)			(3,349)
Transaction with owners:	(566,683)			0			0			0			0			0			(566,683)			(566,683)
Dividends relating to the year	(566,683)			0			0			0			0			0			(566,683)			(566,683)			0
Balance at end of year at Dec. 31, 2018	28,816,329			7,083,537			11,562,657			2,702,161			304,059			181,941			7,017,944			28,852,299			(35,970)
Special reserve - Safety Production Fund (Note 24)	0			0			0			0			0			0			0			0			0
Total comprehensive income for the year, net of tax	747,964			0			0			0			0			0			748,439			748,439			(475)
Profit for the year	747,964			0			0			0			0			0			748,439			748,439			(475)
Other comprehensive income	0			0			0			0			0			0			0			0			0
Appropriation	0			0			0			0			0			264,871			(264,871)			0			0
Utilization	0			0			0			0			0			(264,871)			264,871			0			0
Appropriations from retained earnings (Note 24)	0			0			0			78,264			0			0			(78,264)			0			0
Transaction with owners:	(425,012)			0			0			0			0			0			(425,012)			(425,012)			0
Dividends relating to the year	(425,012)			0			0			0			0			0			(425,012)			(425,012)			0
Balance at end of year at Dec. 31, 2019	29,139,281			7,083,537			11,562,657			2,780,425			304,059			181,941			7,263,107			29,175,726			(36,445)
Special reserve - Safety Production Fund (Note 24)	0			0			0			0			0			0			0			0			0
Total comprehensive income for the year, net of tax	(558,100)	$ (85,533)	[1]	0			0			0			0			0			(557,876)			(557,876)			(224)
Profit for the year	(558,100)	(85,533)	[1]	0			0			0			0			0			(557,876)			(557,876)			(224)
Other comprehensive income	0	0		0			0			0			0			0			0			0			0
Appropriation	0			0			0			0			0			281,277			(281,277)			0			0
Utilization	0			0			0			0			0			(281,277)			281,277			0			0
Appropriations from retained earnings (Note 24)	0			0			0			0			0			0			0			0			0
Transaction with owners:	(425,012)			0			0			0			0			0			(425,012)			(425,012)			0
Dividends relating to the year	(425,012)			0			0			0			0			0			(425,012)			(425,012)			0
Balance at end of year at Dec. 31, 2020	28,156,169	$ 4,315,123	[1]	7,083,537	$ 1,085,600		11,562,657	$ 1,772,055		2,780,425	$ 426,119		304,059	$ 46,599		181,941	$ 27,884		6,280,219	$ 962,486		28,192,838	$ 4,320,741		(36,669)	$ (5,620)
Special reserve - Safety Production Fund (Note 24)	¥ 0			¥ 0			¥ 0			¥ 0			¥ 0			¥ 0			¥ 0			¥ 0			¥ 0
Closing foreign exchange rate | ¥ / $	6.5250	6.5250

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.